Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	54,368,656	54,109,566	54,134,639	54,110,022
Effect of dilutive share options outstanding (in shares)	532,748	646,618	753,512	730,090
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	54,901,404	54,756,184	54,888,151	54,840,112